Leases (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Minimum Annual Rental Commitments Under Non Cancelable Operating Leases
2014	$ 26,700
2015	19,700
2016	13,400
2017	7,900
2018	4,100
Thereafter	9,200
Total minimum lease payments	81,000
Leases (Textuals) [Abstract]
Rental expenses of operating leases	$ 36,300	$ 31,200	$ 31,400